Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WILLIAM BLAIR FUNDS
Prospectus Date	rr_ProspectusDate	May 01, 2018
William Blair Low Duration Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY WILLIAM BLAIR LOW DURATION FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The William Blair Low Duration Fund seeks to maximize total return. Total return includes both income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 109% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	109.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses of Class N and Class I shares have been restated to reflect that, effective January 1, 2018, the fee payable by the Fund under the shareholder administration agreement with William Blair is 0.00% of the Fund’s average daily net assets.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to maximize total return by investing in a diversified portfolio of investment grade low duration debt securities. Total return includes both income and capital appreciation. The Fund seeks to outperform the Bank of America Merrill Lynch 1-Year U.S. Treasury Note Index through an actively managed diversified portfolio of securities. The Adviser emphasizes individual security selection, as well as shifts in the Fund’s portfolio among market sectors. The Adviser also actively manages the Fund’s average duration relative to the Bank of America Merrill Lynch 1-Year U.S. Treasury Note Index.

The Fund invests primarily in investment grade debt securities rated in the highest three categories by at least one of the following three nationally recognized statistical rating organizations: Fitch Ratings, Moody’s Investors Service, Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

The Fund invests in U.S. dollar-denominated securities. The Fund’s assets will principally be invested in the following: (1) obligations of or guaranteed by the U.S. Government, its agencies or instrumentalities; (2) corporate debt securities issued by domestic or foreign companies; (3) mortgage-backed securities and asset-backed securities, which are debt securities issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that are collateralized (i.e., secured as to payment of interest and/or principal) by a portfolio or pool of assets, such as mortgages, debit balances on credit card accounts or U.S. Government securities; and (4) money market instruments, including, but not limited to, those issued by domestic companies, the U.S. Government and its agencies and instrumentalities, U.S. banks and municipalities. The Fund may also invest in Rule 144A securities.

The anticipated weighted average duration for the Fund is between 0.5 to 2 years. The duration of an instrument is different from the maturity of an instrument in that duration measures the average period remaining until the discounted value of the amounts due (principal and interest) under the instrument are to be paid, rather than the instrument’s stated final maturity. In addition, portfolio duration of two years means that if interest rates increased by one percent, the value of the portfolio would decrease by approximately two percent. For purposes of calculating duration, instruments allowing prepayment will be assigned a prepayment schedule by the Adviser based upon industry experience.

		The Fund may also invest in U.S. dollar-denominated money market instruments issued by foreign banks, foreign governments and multinational organizations, such as the World Bank. The Fund may also invest in Section 4(2) commercial paper.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to credit risk. The Fund’s net asset value and total return may be adversely affected by the inability of the issuers of the Fund’s securities to make interest payments or payment at maturity. The Fund’s investments in obligations issued or guaranteed by U.S. Government agencies or instrumentalities may not be backed by the full faith and credit of the United States and may differ in the degree of support provided by the U.S. Government. The Fund is also subject to interest rate risk. The value of income producing securities will generally decrease when interest rates rise, which means the Fund’s net asset value and total returns will likewise decrease in a rising interest rate environment. As of the date of this Prospectus, interest rates have seen recent increases and such increases may continue. The negative impact on fixed income securities from rising interest rates could be swift and significant and negatively impact the Fund’s net asset value. Investments with longer maturities or durations, which typically provide higher yields than securities with shorter maturities or durations, may subject the Fund to increased price changes resulting from interest rate changes. A rising interest rate environment may also result in periods of increased redemptions from fixed income funds and increased supply in the market due to selling activity to meet redemptions. If the Fund has to liquidate portfolio securities to meet redemptions in such an environment, it may have to do so at disadvantageous times and prices, which could negatively impact the Fund’s net asset value. It may not be possible to sell or otherwise dispose of certain securities, including any illiquid securities, both at the price and within a time period deemed desirable by the Fund. Rule 144A securities are not registered for resale in the general securities market and may be classified as illiquid. The Fund’s investments in mortgage-backed securities and asset-backed securities are subject to prepayment and extension risk. Prepayment of high interest rate mortgage-backed securities and asset-backed securities during times of declining interest rates will tend to lower the return of the Fund and may even result in losses to the Fund if the prepaid securities were acquired at a premium. Slower prepayments during periods of rising interest rates may increase the duration of the Fund’s mortgage-backed securities and asset-backed securities and reduce their value. The Fund is also subject to income risk, which is the risk that the income received by the Fund may decrease as a result of a decline in interest rates. Foreign investments often involve additional risks, including political instability, differences in financial reporting standards and less stringent regulation of securities markets. In certain circumstances, portfolio securities may be valued using techniques other than market quotations, including using fair value pricing. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. To the extent that a significant portion of the Fund’s shares are held by a limited number of shareholders or their affiliates, there is a risk that the share trading activities of these shareholders could disrupt the Fund’s investment strategies, which could have adverse consequences for the Fund and other shareholders (e.g., by requiring the Fund to sell investments at inopportune times or causing the Fund to maintain larger-than-expected cash positions pending acquisition of investments). The Fund is not intended to be a complete investment program.
Risk Lose Money [Text]	rr_RiskLoseMoney	Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE HISTORY:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the periods indicated compare with that of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance information, go to www.williamblairfunds.com or call 1-800-635-2886.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the periods indicated compare with that of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-635-2886
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.williamblairfunds.com https://www.williamblairfunds.com/funds_and_performance/share_class_n/total_returns.fs
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below provides an illustration of how the Fund’s performance has varied in each of the calendar years since the Fund started for Class N shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarterly Return 1.15% (3Q12)	Lowest Quarterly Return (1.32)% (2Q13)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2017).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The table below shows returns on a before-tax and after-tax basis for Class N shares and on a before-tax basis for Class I shares and Institutional Class shares. After-tax returns for Class I shares and Institutional Class shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table below shows returns on a before-tax and after-tax basis for Class N shares and on a before-tax basis for Class I shares and Institutional Class shares. After-tax returns for Class I shares and Institutional Class shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	For current yield information see:https://www.williamblairfunds.com/funds_and_performance/share_class_n/total_returns.fs
William Blair Low Duration Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.30%
Distribution (Rule 12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.19%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.64%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.09%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.55%
1 Year	rr_ExpenseExampleYear01	$ 56
3 Years	rr_ExpenseExampleYear03	196
5 Years	rr_ExpenseExampleYear05	348
10 Years	rr_ExpenseExampleYear10	$ 790
2010	rr_AnnualReturn2010	1.86%
2011	rr_AnnualReturn2011	1.73%
2012	rr_AnnualReturn2012	2.80%
2013	rr_AnnualReturn2013	(0.62%)
2014	rr_AnnualReturn2014	1.20%
2015	rr_AnnualReturn2015	0.01%
2016	rr_AnnualReturn2016	1.16%
2017	rr_AnnualReturn2017	0.84%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.32%)
1 Year	rr_AverageAnnualReturnYear01	0.84%
5 Years	rr_AverageAnnualReturnYear05	0.52%
Life of the Fund	rr_AverageAnnualReturnSinceInception	1.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2009
William Blair Low Duration Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.30%
Distribution (Rule 12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.45%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.05%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.40%
1 Year	rr_ExpenseExampleYear01	$ 41
3 Years	rr_ExpenseExampleYear03	139
5 Years	rr_ExpenseExampleYear05	247
10 Years	rr_ExpenseExampleYear10	$ 562
1 Year	rr_AverageAnnualReturnYear01	0.91%
5 Years	rr_AverageAnnualReturnYear05	0.67%
Life of the Fund	rr_AverageAnnualReturnSinceInception	1.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2009
William Blair Low Duration Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.30%
Distribution (Rule 12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.40%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.05%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.35%
1 Year	rr_ExpenseExampleYear01	$ 36
3 Years	rr_ExpenseExampleYear03	123
5 Years	rr_ExpenseExampleYear05	219
10 Years	rr_ExpenseExampleYear10	$ 500
1 Year	rr_AverageAnnualReturnYear01	0.96%
5 Years	rr_AverageAnnualReturnYear05	0.76%
Life of the Fund	rr_AverageAnnualReturnSinceInception	1.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2009
William Blair Low Duration Fund | Return After Taxes on Distributions | Class N
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.25%)
5 Years	rr_AverageAnnualReturnYear05	(0.55%)
Life of the Fund	rr_AverageAnnualReturnSinceInception	0.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2009
William Blair Low Duration Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class N
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.48%
5 Years	rr_AverageAnnualReturnYear05	(0.09%)
Life of the Fund	rr_AverageAnnualReturnSinceInception	0.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2009
William Blair Low Duration Fund | Bank of America Merrill Lynch 1-Year U.S. Treasury Note Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.57%
5 Years	rr_AverageAnnualReturnYear05	0.38%
Life of the Fund	rr_AverageAnnualReturnSinceInception	0.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2009

[1]	Other Expenses of Class N and Class I shares have been restated to reflect that, effective January 1, 2018, the fee payable by the Fund under the shareholder administration agreement with William Blair is 0.00% of the Fund’s average daily net assets.
[2]	The Adviser has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund’s operating expenses (excluding interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses on short sales, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) to 0.55%, 0.40% and 0.35% of average daily net assets for Class N, Class I and Institutional Class shares, respectively, until April 30, 2019. The Adviser may not terminate this arrangement prior to April 30, 2019 unless the management agreement is terminated.